FINANCIAL INSTRUMENTS - Additional Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of interest rate risk [line items]
Percentage of increase in foreign currency exchange rate	25.00%
Financial loans at amortized cost	$ 226,900,332	$ 158,530,073
Level 1
Disclosure of interest rate risk [line items]
Financial loans at amortized cost	$ 145,786,056	$ 64,288,430
Secured Overnight Financial Rate
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 94,675
BADLAR Plus 1
Disclosure of interest rate risk [line items]
Increase in financial expense	$ 224,317
Average interest rate
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 44,318